SOFTWARE DEVELOPMENT COSTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Schedule of software development costs

	December 31, 2024	December 31, 2023
Software Development	$796,807	$721,309
Construction in Progress	72,872	148,371
Accumulated amortization	(466,296)	(216,842)
Software Development, net	$403,383	$652,838

Schedule of estimated future amortization expense of software

Calendar Year	Amount
2025	$1,644,362
2026	2,192,484
2027	2,192,484
2028	2,192,484
2029	822,182
Total Intangible Asset Amortization	$9,043,996

Calendar Year	Amount
2025	$2,192,484
2026	2,192,484
2027	2,192,484
2028	2,192,484
2029	822,182
Total Intangible Asset Amortization	$9,592,118

Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Schedule of estimated future amortization expense of software

2025	$246,676
2026	108,894
2027	47,813
$403,383